Lease liabilities - Undiscounted maturity analysis of lease liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 806	R 422	R 625
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	217	190	221
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	296	149	330
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 293	R 83	R 74